STOCK OPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Quoted market price on valuation date	$ 0.782	$ 0.782
Exercise price	$ 0.5765	$ 0.5765
Range of interest rates, minimum	1.55%	1.55%
Range of interest rates, maximum	1.68%	1.68%
Minimum [Member]
Range of expected term	1 year 9 months	1 year 9 months
Range of equivalent volatility	29.47%	29.47%
Maximum [Member]
Range of expected term	2 years 6 months	2 years 6 months
Range of equivalent volatility	37.40%	37.40%